Exhibit 2

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC (the “Depositor”)

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

UBS AG

Societe Generale Financial Corporation

SG Americas Securities, LLC

Bank of Montreal

BMO Capital Markets Corp.

Argentic Real Estate Finance 2 LLC

German American Capital Corporation

Bank of America, N.A.

BofA Securities, Inc.

Starwood Mortgage Capital LLC

LMF Commercial, LLC

Ladder Capital Finance LLC

KeyBank National Association

KeyBanc Capital Markets Inc.

BSPRT CMBS Finance, LLC

(collectively, the “Specified Parties”)

Re:	BBCMS Mortgage Trust 2024-C26 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2024-C26 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans contained on the Underwriting Files, Underwritten Rent Rolls and ASRs (all as defined herein) (collectively, the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 2 May 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Barclays Capital Real Estate Inc. (“Barclays”), UBS AG (“UBS”), Societe Generale Financial Corporation (“SGFC”), Bank of Montreal (“BMO”), Argentic Real Estate Finance 2 LLC (“AREF2”), German American Capital Corporation (“GACC”), Bank of America, N.A. (“BANA”), Starwood Mortgage Capital LLC (“SMC”), LMF Commercial, LLC (“LMF”), Ladder Capital Finance LLC (“LCF”), KeyBank National Association (“KeyBank”) and BSPRT CMBS Finance, LLC (“BSPRT,” together with Barclays, UBS, SGFC, BMO, AREF2, GACC, BANA, SMC, LMF, LCF and KeyBank, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue, expense and net operating income information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”), for the Collateral Property or Collateral Properties (both as defined herein) that secure the Mortgage Loan,
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue, expense and net operating income information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	The borrower budgets (the “Borrower Budgets”) prepared by the Mortgage Loan borrower(s) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
d.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue, expense and net cash flow information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

e.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the Underwriting Files, ASRs (as defined herein), Underwritten Rent Rolls (as defined herein) and/or Tenant Billing Schedules (as defined herein) which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans (the “Mortgage Loans”) and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each Mortgage Loan with an original principal balance, as shown on the Mortgage Loan Schedule, equal to or greater than $10,000,000 (collectively, the “$10MM+ Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with:

a.	The most recent real estate tax bills (the “Tax Bills”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
b.	The most recent insurance review files (the “Insurance Review Files”) or insurance bills (the “Insurance Bills”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
c.	The asset summary report(s) (the “ASRs”),
d.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
e.	The lease agreements (the “Leases”), lease abstracts (the “Lease Abstracts”) and/or lease estoppels (the “Estoppels,” together with the Leases and Lease Abstracts, the “Lease Documents”) relating to the commercial tenants at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and
f.	The underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan.

For the purpose of the procedures described in this report with respect to each of the first fifteen (15) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 15 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan.

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Borrower Budgets, Tax Bills, Insurance Review Files, Insurance Bills, Borrower Rent Roll Files, Lease Documents and Tenant Billing Schedules are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Source Documents, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule, ASRs, Underwritten Rent Rolls and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Underwriting Files, ASRs (as applicable) or Underwritten Rent Rolls. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, ASRs (as applicable), Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document or ASR (as applicable) to any information contained in any other Source Document or ASR (as applicable). Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation or (d) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 May 2024

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills and
d.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the Top 15 Mortgage Loans (as applicable), we compared, or recalculated and compared:

i.	Each revenue line item,
ii.	Each expense line item and
iii.	Net operating income

for each Specified Period that is shown in the Source Document(s) listed above (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills and
d.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Top 15 Mortgage Loan, we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income

for each Specified Period that is shown in the Source Document(s) listed above (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 2 of 6

Operating Statement Comparison and Recalculation Procedures (continued)

1. (continued)

For the purpose of these procedures, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 4%, calculated as a percentage of the value as shown in the Source Document(s) listed above (as applicable), which is also below $10,000, and
c.	Not perform the procedures described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans.

Cashflow Reimbursement Comparison and Recalculation Procedures

2.	Using:
a.	Information on the Tenant Billing Schedules,
b.	Information in the Leases,
c.	Information in the Lease Abstracts,
d.	Information in the Estoppels,
e.	Information on the Borrower Rent Roll Files and
f.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan for which the underwritten cash flow reimbursements represent less than 25% of the underwritten effective gross revenue (as applicable), as shown on the Underwriting File and/or Underwritten Rent Roll (as applicable), we compared the cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Document(s) listed above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 3 of 6

Cashflow Reimbursement Comparison and Recalculation Procedures (continued)

2. (continued)

Using:

a.	Information in the Leases,
b.	Information in the Lease Abstracts,
c.	Information on the Borrower Rent Roll Files and
d.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan for which the underwritten cash flow reimbursements represent 25% or more of the underwritten effective gross revenue (as applicable), as shown on the Underwriting File and/or Underwritten Rent Roll (as applicable), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Document(s) listed above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of these procedures, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the Source Document(s) listed above (as applicable), which is also below $10,000.

Supporting Expense Comparison and Recalculation Procedures

3.	Using:
a.	Information in the Tax Bills,
b.	Information in the Appraisal(s),
c.	Information on the Insurance Review Files,
d.	Information in the Insurance Bills,
e.	Information in the Borrower Budgets and
f.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the Underwritten Period (as applicable), as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Source Document(s) listed above (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

Attachment A Page 4 of 6

Lease Expiration and Termination Comparison Procedures

4.	Using:
a.	Information in the Leases,
b.	Information in the Lease Abstracts,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the Top 15 Mortgage Loans (as applicable), we compared:

i.	The lease expiration date only for the commercial tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue (a maximum of ten tenants), as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and
ii.	The lease early termination options for the ten largest commercial tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, all as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the corresponding Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information in the Leases and
b.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan (as applicable), we compared:

i.	The lease expiration date for the five largest commercial tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and
ii.	The lease early termination options only for the commercial tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue (a maximum of five tenants), as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan, all as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the corresponding Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 90 days.

Attachment A Page 5 of 6

Underwritten Cashflow Comparison and Recalculation Procedures

5.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue or expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item, we recalculated and compared the underwritten revenue, expense and net cash flow line items on the Underwriting File (except for the “Base Rents” and “Rent Steps” line items shown on the Underwriting File for the Mortgage Loan identified on the Mortgage Loan Schedule as “Woodfield Mall” (the “Woodfield Mall Mortgage Loan”) for which we recalculated base rents and rent steps only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 60% of the aggregate underwritten base rent revenue for occupied tenants, as shown on the Underwritten Rent Roll, and the “Base Rent” line item shown on the Underwriting File for the Mortgage Loan identified on the Mortgage Loan Schedule as “Danbury Fair Mall” (the “Danbury Fair Mall Mortgage Loan”) for which we recalculated base rent only for the tenants (ordered, from largest to smallest, by underwritten base rent revenue of each tenant) that comprise 50% of the aggregate underwritten base rent revenue for occupied tenants, as shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 6 of 6

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

5. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue, expense and net cash flow line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $15,000, and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such underwritten revenue or expense line item.

6.	Subsequent to the performance of the procedures described in the preceding Items, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated Underwriting Files, ASRs (as applicable) and Underwritten Rent Rolls for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in the preceding Items to the corresponding information on the updated Underwriting Files, ASRs (as applicable) or Underwritten Rent Rolls (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A are schedules for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contain the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in the preceding Items and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Original Principal Balance
Phoenix Industrial Portfolio XI	$75,000,000
Westwood Gateway II	$75,000,000
Arundel Mills and Marketplace	$70,000,000
The Riley	$53,750,000
Outlets at the Dells	$36,730,000
Rhino Portfolio 3	$35,000,000
107-115 Greenpoint Avenue	$30,000,000
Homewood Suites & Residence Inn Texas Portfolio	$29,500,000
Fayette Pavilion	$29,125,000
Woodfield Mall	$29,000,000
Norwalk Self Storage	$27,000,000
Weatherford Ridge	$19,845,000
The Armory Student Housing	$17,500,000
Danbury Fair Mall	$17,500,000
BJ's Vineland	$16,400,000
Burlington Center	$15,300,000
Euclid Apartments	$15,000,000
Lakeview Senior Living	$14,400,000
Dekalb & Kosciuszko	$14,000,000
Broadway Market Center	$13,369,000
NW Milwaukee Portfolio	$12,000,000
Home2 Suites by Hilton - Leavenworth Downtown	$10,510,000
Green St & Byrd Ave	$9,850,000
Roosevelt Gardens	$9,200,000
St. George Apartments	$9,100,000
Allegro Townhomes	$9,000,000
Bartonsville Plaza	$8,875,000
Hecht Multifamily Portfolio	$8,750,000
Rancho Niguel MOB	$8,500,000
CVC Storage Portfolio	$8,400,000
2 Chelan Apartments	$8,100,000
Yosemite Hotels Portfolio	$7,950,000
Appleton Avenue Portfolio	$7,900,000
Richmond Valley Plaza	$7,350,000
RTL Retail Portfolio	$7,333,333
Medlock Crossing	$7,000,000
Santa Fe MHP	$5,500,000
3200 North Military Trail	$5,400,000
Pennmark Portfolio	$5,000,000
400 Hardin Road	$4,250,000
Walgreens Aiken	$3,750,000
Walgreens Durant	$3,150,000
Walgreens Abingdon	$2,900,000
Walgreens Mt. Airy	$2,800,000
Millard Estates	$2,300,000

Exhibit 1 to Attachment A

Mortgage Loan	Original Principal Balance
Feller MHP	$2,100,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

Phoenix Industrial Portfolio XI

Mortgage Loan Seller: UBS		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $75,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Westwood Gateway II

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $75,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Lease Abstracts, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Arundel Mills and Marketplace

Mortgage Loan Seller: SGFC		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $70,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases, Lease Abstracts, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Riley

Mortgage Loan Seller: AREF2		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $53,750,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal, Insurance Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Outlets at the Dells

Mortgage Loan Seller: Barclays		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $36,730,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Rhino Portfolio 3

Mortgage Loan Seller: Barclays		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $35,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Appraisals and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

107-115 Greenpoint Avenue

Mortgage Loan Seller: Barclays		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $30,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Homewood Suites & Residence Inn Texas Portfolio

Mortgage Loan Seller: Barclays		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $29,500,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Fayette Pavilion

Mortgage Loan Seller: SMC		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $29,125,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Tenant Billing Schedule, Leases, Lease Abstracts and Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Woodfield Mall

Mortgage Loan Seller: Barclays		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $29,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts, Estoppels, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Norwalk Self Storage

Mortgage Loan Seller: Barclays		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $27,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Weatherford Ridge

Mortgage Loan Seller: BMO		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $19,845,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases, Estoppels, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Armory Student Housing

Mortgage Loan Seller: BMO		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $17,500,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Danbury Fair Mall

Mortgage Loan Seller: BMO		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $17,500,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Borrower Budget and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

BJ's Vineland

Mortgage Loan Seller: LCF		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $16,400,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Lease and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Burlington Center

Mortgage Loan Seller: AREF2		Top 15 Mortgage Loan:	No
Original Principal Balance: $15,300,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Euclid Apartments

Mortgage Loan Seller: LMF		Top 15 Mortgage Loan:	No
Original Principal Balance: $15,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lakeview Senior Living

Mortgage Loan Seller: BMO		Top 15 Mortgage Loan:	No
Original Principal Balance: $14,400,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Dekalb & Kosciuszko

Mortgage Loan Seller: BMO		Top 15 Mortgage Loan:	No
Original Principal Balance: $14,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisals, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Broadway Market Center

Mortgage Loan Seller: BMO		Top 15 Mortgage Loan:	No
Original Principal Balance: $13,369,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

NW Milwaukee Portfolio

Mortgage Loan Seller: SGFC		Top 15 Mortgage Loan:	No
Original Principal Balance: $12,000,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Home2 Suites by Hilton - Leavenworth Downtown

Mortgage Loan Seller: LMF		Top 15 Mortgage Loan:	No
Original Principal Balance: $10,510,000		$10MM+ Mortgage Loan:	Yes
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	No

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) with a maximum of ten commercial tenants and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five commercial tenants (by underwritten base rent revenue) and lease early termination options (only for the commercial tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) with a maximum of five commercial tenants that are shown in the Source Document(s) (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above a 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Green St & Byrd Ave

Mortgage Loan Seller: SGFC		Top 15 Mortgage Loan:	No
Original Principal Balance: $9,850,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Roosevelt Gardens

Mortgage Loan Seller: SGFC		Top 15 Mortgage Loan:	No
Original Principal Balance: $9,200,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

St. George Apartments

Mortgage Loan Seller: GACC		Top 15 Mortgage Loan:	No
Original Principal Balance: $9,100,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Allegro Townhomes

Mortgage Loan Seller: SGFC		Top 15 Mortgage Loan:	No
Original Principal Balance: $9,000,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Bartonsville Plaza

Mortgage Loan Seller: BSPRT		Top 15 Mortgage Loan:	No
Original Principal Balance: $8,875,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hecht Multifamily Portfolio

Mortgage Loan Seller: Barclays		Top 15 Mortgage Loan:	No
Original Principal Balance: $8,750,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Rancho Niguel MOB

Mortgage Loan Seller: SGFC		Top 15 Mortgage Loan:	No
Original Principal Balance: $8,500,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

CVC Storage Portfolio

Mortgage Loan Seller: KeyBank		Top 15 Mortgage Loan:	No
Original Principal Balance: $8,400,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2 Chelan Apartments

Mortgage Loan Seller: UBS		Top 15 Mortgage Loan:	No
Original Principal Balance: $8,100,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Yosemite Hotels Portfolio

Mortgage Loan Seller: LMF		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,950,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Appleton Avenue Portfolio

Mortgage Loan Seller: SGFC		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,900,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Richmond Valley Plaza

Mortgage Loan Seller: LMF		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,350,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
**N/A: Not Applicable

RTL Retail Portfolio

Mortgage Loan Seller: KeyBank		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,333,333		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
**N/A: Not Applicable

Medlock Crossing

Mortgage Loan Seller: LMF		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,000,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Santa Fe MHP

Mortgage Loan Seller: SMC		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,500,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

3200 North Military Trail

Mortgage Loan Seller: SMC		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,400,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Appraisal	No Exceptions Noted
**N/A: Not Applicable

Pennmark Portfolio

Mortgage Loan Seller: UBS		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,000,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

400 Hardin Road

Mortgage Loan Seller: GACC		Top 15 Mortgage Loan:	No
Original Principal Balance: $4,250,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
**N/A: Not Applicable

Walgreens Aiken

Mortgage Loan Seller: LCF		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,750,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Appraisal	No Exceptions Noted
**N/A: Not Applicable

Walgreens Durant

Mortgage Loan Seller: LCF		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,150,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Appraisal	No Exceptions Noted
**N/A: Not Applicable

Walgreens Abingdon

Mortgage Loan Seller: LCF		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,900,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Appraisal	No Exceptions Noted
**N/A: Not Applicable

Walgreens Mt. Airy

Mortgage Loan Seller: LCF		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,800,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Appraisal	No Exceptions Noted
**N/A: Not Applicable

Millard Estates

Mortgage Loan Seller: AREF2		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,300,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Feller MHP

Mortgage Loan Seller: SMC		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,100,000		$10MM+ Mortgage Loan:	No
		Non-Top 15 Mortgage Loan and Under $10MM Mortgage Loan:	Yes

The following Item 1. refers to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% and $10,000 threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable